Annual Total Returns[BarChart] - Federated Hermes Adjustable Rate Fund - SS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.72%	1.16%	1.22%	(0.36%)	0.78%	(0.32%)	0.26%	0.67%	1.66%	2.54%